UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00066

American Balanced Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

American Balanced Fund®
Investment portfolio

September 30, 2008
unaudited

Common stocks — 63.29%	Shares	Value (000)

INFORMATION TECHNOLOGY — 13.61%
Microsoft Corp.	41,220,000	$1,100,162
International Business Machines Corp.	7,540,000	881,878
Cisco Systems, Inc.[1]	35,357,000	797,654
Oracle Corp.[1]	39,000,000	792,090
Nokia Corp. (ADR)	28,830,000	537,679
Yahoo! Inc.[1]	26,359,000	456,011
Hewlett-Packard Co.	9,100,000	420,784
Applied Materials, Inc.	20,750,000	313,947
Google Inc., Class A1	760,000	304,395
QUALCOMM Inc.	6,000,000	257,820
Intel Corp.	11,000,000	206,030
EMC Corp.[1]	15,500,000	185,380
Agilent Technologies, Inc.[1]	5,000,000	148,300
Intuit Inc.[1]	4,000,000	126,440
Corning Inc.	8,000,000	125,120
Automatic Data Processing, Inc.	2,750,000	117,562
Paychex, Inc.	3,200,505	105,713
Texas Instruments Inc.	3,000,000	64,500
Tyco Electronics Ltd.	1,960,000	54,214
Motorola, Inc.	1,867,600	13,335
		7,009,014

HEALTH CARE — 8.12%
Eli Lilly and Co.	13,102,000	576,881
Abbott Laboratories	8,500,000	489,430
Johnson & Johnson	4,700,000	325,616
Wyeth	8,800,000	325,072
Aetna Inc.	8,200,000	296,102
Pfizer Inc	14,000,000	258,160
UnitedHealth Group Inc.	10,000,000	253,900
Medtronic, Inc.	5,000,000	250,500
Roche Holding AG2	1,558,422	243,262
Merck & Co., Inc.	7,227,200	228,091
Bristol-Myers Squibb Co.	9,500,000	198,075
Amgen Inc.[1]	3,000,000	177,810
Bayer AG, non-registered shares[2]	2,000,000	145,882
Stryker Corp.	1,800,000	112,140
Schering-Plough Corp.	6,000,000	110,820
CIGNA Corp.	3,000,000	101,940
AstraZeneca PLC (ADR)	2,000,000	87,760
		4,181,441

INDUSTRIALS — 8.11%
General Electric Co.	35,500,000	905,250
Northrop Grumman Corp.	8,735,000	528,817
United Technologies Corp.	4,980,000	299,099
Caterpillar Inc.	5,000,000	298,000
Burlington Northern Santa Fe Corp.	3,000,000	277,290
Union Pacific Corp.	3,400,000	241,944
FedEx Corp.	2,900,000	229,216
Deere & Co.	3,750,000	185,625
Boeing Co.	3,000,000	172,050
Emerson Electric Co.	4,000,000	163,160
Parker Hannifin Corp.	3,000,000	159,000
General Dynamics Corp.	2,100,000	154,602
United Parcel Service, Inc., Class B	2,000,000	125,780
Tyco International Ltd.	3,460,000	121,169
Illinois Tool Works Inc.	2,700,000	120,015
Koninklijke Philips Electronics NV2	3,750,000	102,606
European Aeronautic Defence and Space Co. EADS NV2	5,500,000	95,096
		4,178,719

CONSUMER STAPLES — 7.84%
Wal-Mart Stores, Inc.	14,700,000	880,383
Coca-Cola Co.	10,950,000	579,036
Walgreen Co.	18,150,000	561,924
Philip Morris International Inc.	11,350,000	545,935
Kraft Foods Inc., Class A	10,500,000	343,875
PepsiCo, Inc.	3,800,000	270,826
Avon Products, Inc.	5,700,000	236,949
Altria Group, Inc.	11,500,000	228,160
H.J. Heinz Co.	2,750,000	137,418
Anheuser-Busch Companies, Inc.	2,000,000	129,760
Unilever NV (New York registered)	4,500,000	126,720
		4,040,986

FINANCIALS — 6.99%
Berkshire Hathaway Inc., Class A1	5,670	740,502
Wells Fargo & Co.	17,490,000	656,400
Citigroup Inc.	28,340,000	581,253
American Express Co.	10,800,000	382,644
Bank of America Corp.	10,200,000	357,000
SunTrust Banks, Inc.	4,905,000	220,676
Allstate Corp.	4,300,000	198,316
Lincoln National Corp.	3,500,000	149,835
Chubb Corp.	2,300,000	126,270
Marsh & McLennan Companies, Inc.	3,600,000	114,336
Société Générale[2]	550,000	49,891
American International Group, Inc.	6,400,000	21,312
		3,598,435

ENERGY — 6.65%
Chevron Corp.	10,100,000	833,048
Exxon Mobil Corp.	6,500,000	504,790
Occidental Petroleum Corp.	6,150,000	433,268
Schlumberger Ltd.	5,300,000	413,877
Royal Dutch Shell PLC, Class B (ADR)	5,169,200	295,110
Royal Dutch Shell PLC, Class A (ADR)	1,450,000	85,564
TOTAL SA (ADR)	3,060,000	185,681
EnCana Corp.	2,500,000	159,996
Diamond Offshore Drilling, Inc.	1,500,000	154,590
Baker Hughes Inc.	2,000,000	121,080
Marathon Oil Corp.	3,000,000	119,610
ConocoPhillips	1,600,000	117,200
		3,423,814

CONSUMER DISCRETIONARY — 4.46%
Target Corp.	11,329,348	555,705
Time Warner Inc.	31,250,000	409,688
Lowe’s Companies, Inc.	14,200,000	336,398
Best Buy Co., Inc.	5,100,000	191,250
News Corp., Class A	14,000,000	167,860
Carnival Corp., units	4,600,000	162,610
Kohl’s Corp.[1]	2,500,000	115,200
Magna International Inc., Class A	1,750,000	89,582
Macy’s, Inc.	4,500,000	80,910
Home Depot, Inc.	3,000,000	77,670
Sony Corp.[2]	2,200,000	68,104
Gannett Co., Inc.	2,400,000	40,584
Ford Motor Co.[1]	432,939	2,251
		2,297,812

TELECOMMUNICATION SERVICES — 2.74%
AT&T Inc.	30,262,500	844,929
Verizon Communications Inc.	8,500,000	272,765
Vodafone Group PLC[2]	110,312,500	243,846
Sprint Nextel Corp., Series 1	8,000,000	48,800
		1,410,340

MATERIALS — 1.96%
E.I. du Pont de Nemours and Co.	8,500,000	342,550
Alcoa Inc.	12,700,000	286,766
Weyerhaeuser Co.	4,590,000	278,062
Dow Chemical Co.	2,800,000	88,984
Rohm and Haas Co.	186,744	13,072
		1,009,434

UTILITIES — 0.67%
Exelon Corp.	5,500,000	344,410

MISCELLANEOUS — 2.14%
Other common stocks in initial period of acquisition		1,102,057

Total common stocks (cost: $31,233,953,000)		32,596,462

Preferred stocks — 0.66%

FINANCIALS — 0.59%
BNP Paribas 7.195%[3,4]	57,200,000	39,859
BNP Paribas Capital Trust 9.003% noncumulative trust[3,4]	6,000,000	5,520
Bank of America Corp., Series K, 8.00% noncumulative[4]	42,000,000	33,309
Barclays Bank PLC 7.434%[3,4]	39,975,000	32,603
Citigroup Inc., Series E, 8.40%[4]	36,060,000	24,590
AXA SA, Series B, 6.379%[3,4]	42,000,000	23,491
SMFG Preferred Capital USD 1 Ltd. 6.078%[3,4]	30,671,000	22,054
QBE Capital Funding II LP 6.797%[3,4]	24,470,000	19,566
XL Capital Ltd., Series E, 6.50%[4]	25,035,000	14,791
Lloyds TSB Group PLC 6.267%[3,4]	19,100,000	14,326
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[3]	370,000	10,984
Standard Chartered PLC 6.409%[3,4]	12,400,000	9,570
PNC Preferred Funding Trust I 6.517%[3,4]	12,000,000	8,399
Aspen Insurance Holdings Ltd. 7.401% noncumulative[4]	515,000	7,677
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[3,4]	7,814,000	6,588
ING Capital Funding Trust III 8.439% noncumulative[4]	6,750,000	6,227
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[3,4]	5,500,000	5,605
ILFC E-Capital Trust II 6.25%[3,4]	17,930,000	5,364
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up3,4	5,000,000	4,939
CIT Group Inc., Series B, 5.189%	70,000	3,955
Fannie Mae, Series O, 7.00%[3,4]	990,313	2,692
Fannie Mae, Series E, 5.10%	108,000	304
Freddie Mac, Series V, 5.57%	1,093,375	1,367
		303,780

U.S. GOVERNMENT AGENCY SECURITIES — 0.01%
US AgBank 6.11%[3,4]	10,000,000	6,000

MISCELLANEOUS — 0.06%
Other preferred stocks in initial period of acquisition		29,164

Total preferred stocks (cost: $570,643,000)		338,944

Convertible securities — 0.00%

FINANCIALS — 0.00%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	150	525

Total convertible securities (cost: $13,522,000)		525

	Principal amount
Bonds & notes — 30.27%	(000)

MORTGAGE-BACKED OBLIGATIONS[5] — 10.55%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$52,930	55,204
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	45,000	45,882
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	16,000	15,702
Fannie Mae 4.89% 2012	30,000	30,066
Fannie Mae 4.00% 2015	19,070	18,887
Fannie Mae 5.00% 2018	3,278	3,284
Fannie Mae 5.00% 2018	1,818	1,821
Fannie Mae 11.00% 2018	444	512
Fannie Mae 5.50% 2019	2,963	3,007
Fannie Mae 5.50% 2020	41,707	42,183
Fannie Mae 11.00% 2020	135	148
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	15,220	15,110
Fannie Mae 10.50% 2022	259	293
Fannie Mae, Series 2001-4, Class NA, 11.881% 2025[4]	381	419
Fannie Mae 6.00% 2026	20,845	21,197
Fannie Mae 6.00% 2027	18,518	18,785
Fannie Mae 8.50% 2027	92	101
Fannie Mae 8.50% 2027	68	74
Fannie Mae 8.50% 2027	40	44
Fannie Mae 8.50% 2027	23	25
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	971	1,033
Fannie Mae 7.50% 2030	167	178
Fannie Mae 7.50% 2030	54	57
Fannie Mae 7.50% 2031	240	257
Fannie Mae 7.50% 2031	177	189
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[4]	106	119
Fannie Mae 5.50% 2032	3,583	3,581
Fannie Mae 5.50% 2033	44,511	44,481
Fannie Mae 5.50% 2033	33,582	33,549
Fannie Mae 5.50% 2033	24,988	24,963
Fannie Mae 5.50% 2033	4,212	4,208
Fannie Mae 5.50% 2035	21,450	21,409
Fannie Mae 5.50% 2035	15,057	15,042
Fannie Mae 6.50% 2035	17,341	17,928
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	6,742	5,159
Fannie Mae 5.50% 2036	30,938	30,860
Fannie Mae 5.50% 2036	3,947	3,938
Fannie Mae 5.50% 2036	3,702	3,693
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	17,067	17,469
Fannie Mae 6.00% 2036	7,981	8,088
Fannie Mae 6.50% 2036	67,039	68,807
Fannie Mae 6.50% 2036	13,576	13,781
Fannie Mae 6.50% 2036	11,496	11,799
Fannie Mae 5.632% 2037[4]	29,351	29,546
Fannie Mae 6.00% 2037	117,404	118,977
Fannie Mae 6.00% 2037	83,800	84,923
Fannie Mae 6.00% 2037[2]	26,428	26,532
Fannie Mae 6.00% 2037	19,835	20,100
Fannie Mae 6.50% 2037	66,399	67,403
Fannie Mae 6.50% 2037	25,650	26,038
Fannie Mae 6.50% 2037	10,264	10,535
Fannie Mae 6.50% 2037	4,179	4,243
Fannie Mae 6.50% 2037	3,026	3,072
Fannie Mae 7.00% 2037	46,927	48,405
Fannie Mae 7.00% 2037	44,783	46,780
Fannie Mae 7.00% 2037	16,881	17,412
Fannie Mae 7.00% 2037	12,832	13,235
Fannie Mae 7.00% 2037	12,480	12,873
Fannie Mae 7.00% 2037	8,668	8,941
Fannie Mae 7.00% 2037	5,840	6,023
Fannie Mae 4.50% 2038	32,000	30,165
Fannie Mae 6.50% 2038	57,748	59,270
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	698	726
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	645	679
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	886	933
Fannie Mae 6.50% 2047	9,825	9,955
Fannie Mae 6.50% 2047	5,518	5,591
Fannie Mae 6.50% 2047	4,101	4,156
Fannie Mae 6.50% 2047	3,372	3,417
Fannie Mae 6.50% 2047	3,155	3,196
Fannie Mae 6.50% 2047	2,761	2,798
Fannie Mae 6.50% 2047	1,294	1,311
Fannie Mae 7.00% 2047	8,106	8,346
Fannie Mae 7.00% 2047	4,672	4,811
Fannie Mae 7.00% 2047	3,363	3,462
Fannie Mae 7.00% 2047	3,116	3,208
Fannie Mae 7.00% 2047	3,019	3,108
Fannie Mae 7.00% 2047	2,691	2,771
Fannie Mae 7.00% 2047	1,707	1,757
Fannie Mae 7.00% 2047	1,316	1,355
Fannie Mae 7.00% 2047	709	730
Fannie Mae 7.00% 2047	392	404
Freddie Mac, Series 2310, Class B, 9.887% 2015[4]	160	177
Freddie Mac 10.00% 2018	343	390
Freddie Mac 8.50% 2020	261	280
Freddie Mac 8.50% 2020	21	23
Freddie Mac 5.00% 2023	45,459	45,095
Freddie Mac 5.00% 2023	32,196	31,938
Freddie Mac 5.00% 2023	29,213	28,979
Freddie Mac 5.00% 2023	23,989	23,797
Freddie Mac 5.00% 2023	21,342	21,171
Freddie Mac 5.00% 2023	12,784	12,682
Freddie Mac 5.00% 2023	11,312	11,221
Freddie Mac 5.00% 2023	10,974	10,886
Freddie Mac 5.00% 2023	9,863	9,784
Freddie Mac 5.00% 2023	8,489	8,421
Freddie Mac 5.00% 2023	6,445	6,393
Freddie Mac 5.00% 2023	596	591
Freddie Mac 5.50% 2023	24,485	24,657
Freddie Mac 5.50% 2023	19,685	19,823
Freddie Mac 5.50% 2023	12,466	12,553
Freddie Mac 6.00% 2026	23,499	23,895
Freddie Mac 6.00% 2026	17,016	17,304
Freddie Mac 6.00% 2026	13,361	13,586
Freddie Mac 6.50% 2027	4,273	4,387
Freddie Mac 6.50% 2027	1,644	1,687
Freddie Mac 6.50% 2027	1,516	1,557
Freddie Mac 6.50% 2028	3,387	3,477
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	3,529	3,698
Freddie Mac, Series 3061, Class PN, 5.50% 2035	15,679	15,766
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	19,403	15,422
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	13,766	10,036
Freddie Mac, Series 3233, Class PA, 6.00% 2036	33,721	34,273
Freddie Mac 5.443% 2037[4]	11,464	11,461
Freddie Mac, Series 3318, Class JT, 5.50% 2037	33,612	33,701
Freddie Mac 5.50% 2037	28,599	28,452
Freddie Mac, Series 3312, Class PA, 5.50% 2037	24,991	25,048
Freddie Mac 5.577% 2037[4]	4,520	4,518
Freddie Mac 5.728% 2037[4]	8,897	8,955
Freddie Mac, Series 3272, Class PA, 6.00% 2037	26,656	27,179
Freddie Mac 5.00% 2038	62,842	61,200
Freddie Mac 6.00% 2038	398,984	404,332
Freddie Mac 6.00% 2038	29,703	30,079
Freddie Mac 6.00% 2038	25,971	26,300
Freddie Mac 6.00% 2038	24,903	25,219
Freddie Mac 6.00% 2038	15,955	16,157
Freddie Mac 6.50% 2038	59,042	60,616
CS First Boston Mortgage Securities Corp., Series 2003-23, Class VII-A-1, 5.00% 2018	4,504	4,252
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	10,568	9,450
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	1,639	1,653
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	1,251	1,172
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	1,722	1,274
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	2,540	2,077
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	22,093	22,232
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	7,317	5,688
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	34,900	34,782
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	15,666	12,278
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	37,139	37,986
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	17,130	12,742
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	17,585	16,719
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	20,675	21,275
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	16,045	15,894
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	13,200	12,703
CS First Boston Mortgage Securities Corp., Series 2005-C4, Class A-2, 5.017% 2038	10,000	9,807
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-2, 3.88% 2039	13,000	12,883
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039	5,000	4,781
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[4]	30,875	29,089
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-2, 3.89% 2037	5,242	5,171
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	9,855	9,628
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	2,143	2,111
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	10,680	10,685
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.493% 2037[4]	63,000	61,208
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	7,162	6,758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	14,013	13,689
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-SB, 4.824% 2042	25,000	23,320
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-3A1, 4.871% 2042	5,000	4,838
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 6.065% 2045[4]	20,375	19,011
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	34,265	33,650
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	14,046	13,335
Residential Accredit Loans, Inc., Series 2004-QS16, Class 1-A-1, 5.50% 2034	22,828	19,374
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[2]	33,165	25,868
Residential Accredit Loans, Inc., Series 2005-QS4, Class A-3, 5.50% 2035	29,082	26,427
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	27,809	23,704
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.243% 2036[4]	23,582	15,371
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	44,455	26,550
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	24,729	17,753
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	3,274	2,928
Countrywide Alternative Loan Trust, Series 2006-J3, Class 3-A-1, 5.50% 2021	17,704	13,771
Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1-A-1, 6.00% 2034	10,181	7,406
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	20,385	16,799
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	15,624	14,714
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	14,449	14,204
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	12,498	11,930
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5-A-1, 5.75% 2035	14,814	12,010
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	19,892	15,185
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	10,826	6,900
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,369	5,714
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 3.557% 2037[4]	20,485	11,556
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	13,032	9,296
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[4]	34,755	20,829
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.898% 2036[4]	104,633	76,931
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.922% 2036[4]	22,987	14,380
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[4]	44,364	26,613
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.91% 2037[4]	20,212	12,332
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,402	2,376
GE Commercial Mortgage Corp., Series 2005-C3, Class A-4, 5.046% 2045[4]	24,730	24,378
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.512% 2045[4]	65,575	62,772
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	34,140	33,647
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	18,549	17,277
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	17,921	15,667
Wells Fargo Mortgage-backed Securities Trust, Series 2003-B, Class A-1, 4.15% 2033[4]	2,902	2,554
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class II-A-6, 4.17% 2035[4]	30,000	25,691
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR19, Class A-6, 5.63% 2036[4]	22,000	17,993
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.66% 2036[4]	32,252	27,662
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	32,750	30,656
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	24,985	24,561
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[4]	50,455	47,544
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	83,073	85,378
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class F, 8.142% 2036[4]	4,000	4,011
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A-2, 5.389% 2038	2,654	2,662
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	65,800	65,188
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3]	10,200	9,503
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[3]	7,550	7,095
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[3]	10,000	8,748
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	7,817	7,639
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	13,205	13,251
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PW10, Class AM, 5.449% 2040[4]	20,000	17,110
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	38,000	37,027
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	65,387	57,604
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	23,532	15,932
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	19,251	19,356
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	50,634	50,773
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	18,300	16,490
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[2,3]	20,000	17,409
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	12,000	10,022
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[2,3]	32,200	26,160
Banc of America Commercial Mortgage Inc., Series 2002-PB2, Class A-4, 6.186% 2035	4,350	4,460
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	41,306	41,509
Banc of America Commercial Mortgage Inc., Series 2005-4, Class A-2, 4.764% 2045	23,175	22,647
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.133% 2033[4]	2,837	2,534
Bear Stearns ARM Trust, Series 2003-9, Class III-A-3, 4.333% 2034[4]	19,148	15,107
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.958% 2034[4]	12,882	10,728
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[4]	20,000	13,519
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.761% 2035[4]	21,946	15,111
Bear Stearns ARM Trust, Series 2006-4, Class II-A-1, 5.788% 2036[4]	14,449	10,766
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[2,3]	22,800	22,470
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[2,3]	31,000	30,443
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	15,000	13,943
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.681% 2034[4]	21,881	19,669
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 4-A-1, 5.50% 2035	33,967	25,916
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.626% 2037[4]	26,691	17,090
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	4,000	4,092
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	39,825	36,207
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	17,217	16,781
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	38,016	34,253
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	17,337	14,909
CHL Mortgage Pass-Through Trust, Series 2003-J1, Class 3-A-1, 5.00% 2018	14,650	13,758
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.882% 2033[4]	8,530	8,231
CHL Mortgage Pass-Through Trust, Series 2003-HYB3, Class 4-A-1, 4.905% 2033[4]	1,401	1,281
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.573% 2035[4]	24,720	17,248
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.905% 2036[4]	13,967	8,586
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3]	16,250	16,175
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3]	4,000	3,696
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	27,350	26,560
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3]	2,000	1,985
Bank of America 5.50% 2012[3]	44,500	45,684
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	25,063	23,407
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	23,105	18,950
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	46,550	42,314
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.735% 2036[4]	40,000	32,788
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.802% 2037[4]	9,890	6,691
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[2]	33,476	33,664
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	32,500	33,526
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.796% 2036[4]	12,904	7,868
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.874% 2036[4]	22,011	15,394
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.331% 2036[4]	15,163	10,185
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	10,000	9,991
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	23,715	23,406
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[4]	54,475	33,298
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31,940	31,030
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-4, 4.623% 2041	21,190	19,663
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.915% (undated)[4]	13,000	10,756
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037	12,628	6,883
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	36,120	23,405
Chase Mortgage Finance Trust, Series 2003-S4, Class II-A-1, 5.00% 2018	27,856	26,441
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	5,864	5,566
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.873% 2037[4]	31,938	20,321
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,608	2,600
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	20,830	21,368
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[3]	23,550	23,546
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.913% 2036[4]	28,229	17,443
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	3,612	3,682
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-4, 6.462% 2031	13,185	13,640
Prudential Mortgage Capital Funding, LLC, Series ROCK 2001-C1, Class A-2, 6.605% 2034	15,379	15,494
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.421% 2030[4]	4,661	4,647
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A-4, 5.56% 2039	11,880	10,765
Morgan Stanley Dean Witter Capital I Trust, Series 2000-PRIN, Class C, 7.737% 2034[4]	7,435	7,684
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	5,361	5,348
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	1,876	1,833
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	14,000	14,742
GSR Mortgage Loan Trust, Series 2004-2F, Class XIIIA-1, 5.00% 2019	7,063	6,139
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,431	7,155
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	4,485	4,463
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 6.141% 2034	8,810	8,754
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	5,234	4,916
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	15,018	8,220
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	16,948	11,988
Meristar Commercial Mortgage Trust, Series 1999-C1, Class A-1, 7.28% 2016[3]	1,588	1,608
Meristar Commercial Mortgage Trust, Series 1999-C1, Class B, 7.90% 2016[3]	7,750	7,999
Banc of America Alternative Loan Trust, Series 2005-2, Class 3-A-1, 5.00% 2020	9,656	8,731
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[4]	8,425	8,317
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.574% 2035[4]	11,554	8,238
Residential Funding Corp., Series 2003-RM2, Class A-II, 5.00% 2018	6,402	6,077
Structured Asset Securities Corp., Series 2004-3, Class 3-A-1, 5.50% 2019	5,064	4,857
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.491% 2027[3,4]	1,037	1,034
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.629% 2036[4]	7,019	5,277
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	5,160	5,193
Adjustable Rate Mortgage Trust, Series 2006-1, Class 3-A-3, 5.881% 2036[4]	6,628	4,081
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.845% 2033[4]	3,678	3,734
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	3,379	3,371
Hilton Hotel Pool Trust, Series 2000-HLTA, Class A-1, 7.055% 2015[3]	3,156	3,254
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class C, 7.625% 2031	3,000	3,031
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035	3,402	2,868
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,556	1,554
Host Marriott Pool Trust, Series 1999-HMTA, Class A, 6.98% 2015[3]	1,445	1,457
Government National Mortgage Assn. 9.00% 2009	31	31
Government National Mortgage Assn. 10.00% 2020	323	372
Government National Mortgage Assn. 10.00% 2021	579	670
Morgan Stanley Capital I Trust, Series 2003-IQ5, Class C, 5.442% 2038[4]	1,200	981
Bank of America, NA and First Union National Bank Commercial Mortgage Trust, Series 2001-3, Class A-1, 4.89% 2037	930	921
		5,431,495

CORPORATE BONDS & NOTES — 10.13%
FINANCIALS — 3.81%
Countrywide Home Loans, Inc., Series M, 4.125% 2009	5,250	4,830
Countrywide Home Loans, Inc., Series K, 5.625% 2009	2,490	2,355
Countrywide Financial Corp., Series A, 4.50% 2010	8,975	8,114
Countrywide Financial Corp., Series B, 3.242% 2012[4]	15,000	12,825
Countrywide Financial Corp., Series B, 5.80% 2012	38,033	32,154
MBNA Global Capital Funding, Series B, 3.601% 2027[4]	18,000	14,701
Countrywide Financial Corp., Series A, 0% 2037[3,4]	25,000	24,625
Bank of America Corp. 6.50% 2037	17,500	14,088
Liberty Mutual Group Inc. 6.50% 2035[3]	19,845	14,446
Liberty Mutual Group Inc. 7.50% 2036[3]	25,350	20,056
Liberty Mutual Group Inc., Series A, 7.80% 2087[3]	1,805	1,092
Liberty Mutual Group Inc., Series C, 10.75% 2088[3,4]	36,795	26,537
Liberty Mutual Group Inc. 7.697% 2097[3]	22,180	17,830
Citigroup Inc. 4.125% 2010	20,000	18,463
Citigroup Inc. 6.50% 2013	15,000	13,345
Citigroup Inc. 6.00% 2017	16,000	13,576
Citigroup Capital XXI 8.30% 2077[4]	44,800	33,452
American General Finance Corp., Series J, 3.087% 2011[4]	10,000	5,975
International Lease Finance Corp. 5.00% 2012	10,000	7,352
International Lease Finance Corp., Series R, 5.40% 2012	7,500	5,565
International Lease Finance Corp., Series R, 5.625% 2013	10,000	6,504
American General Finance Corp., Series I, 5.85% 2013	2,500	1,039
International Lease Finance Corp. 5.875% 2013	12,100	7,661
International Lease Finance Corp., Series R, 5.65% 2014	16,000	9,438
American General Finance Corp., Series I, 5.40% 2015	7,500	3,707
American General Finance Corp., Series J, 6.50% 2017	19,000	8,721
American General Finance Corp., Series J, 6.90% 2017	15,500	7,197
American International Group, Inc. 8.175% 2058[3,4]	21,820	3,497
ILFC E-Capital Trust I 5.90% 2065[3,4]	4,500	1,357
American International Group, Inc., Series A-1, 6.25% 2087[4]	2,010	322
JPMorgan Chase & Co. 4.891% 2015[4]	20,000	19,749
JPMorgan Chase Bank NA 6.00% 2017	5,000	4,591
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	14,865	11,425
JPMorgan Chase & Co., Series I, 7.90% (undated)[4]	37,250	31,444
Westfield Group 5.70% 2016[3]	36,430	31,434
Westfield Group 7.125% 2018[3]	35,750	32,193
Metropolitan Life Global Funding I, 5.125% 2013[3]	12,000	11,669
MetLife Capital Trust IV 7.875% 2067[3,4]	4,500	3,091
MetLife Capital Trust X 9.25% 2068[3,4]	41,900	39,868
Royal Bank of Scotland Group PLC 6.99% (undated)[3,4]	67,300	51,336
Hartford Financial Services Group, Inc. 6.30% 2018	9,000	8,171
Glen Meadow Pass-Through Trust 6.505% 2067[3,4]	36,750	31,616
Hartford Financial Services Group, Inc. 8.125% 2068[4]	12,250	10,450
PRICOA Global Funding I 4.20% 2010[3]	11,000	10,921
Prudential Financial, Inc., Series D, 5.50% 2016	14,000	12,548
Prudential Holdings, LLC, Series C, 8.695% 2023[3,5]	19,500	22,594
Developers Diversified Realty Corp. 3.875% 2009	7,500	7,381
Developers Diversified Realty Corp. 4.625% 2010	28,625	27,466
Developers Diversified Realty Corp. 5.50% 2015	13,000	11,140
CNA Financial Corp. 5.85% 2014	25,000	23,412
CNA Financial Corp. 6.50% 2016	16,000	14,798
CNA Financial Corp. 7.25% 2023	8,000	6,993
CIT Group Inc. 6.875% 2009	11,500	10,109
CIT Group Inc. 3.075% 2011[4]	5,000	3,054
CIT Group Inc. 7.625% 2012	21,000	13,332
CIT Group Inc. 5.40% 2013	31,000	17,292
CIT Group Inc. 6.10% 2067[4]	5,000	1,396
UniCredito Italiano SpA 5.584% 2017[3,4]	40,000	36,610
UniCredito Italiano SpA 6.00% 2017[3]	10,000	8,524
Kimco Realty Corp. 6.00% 2012	2,750	2,694
Kimco Realty Corp., Series C, 4.82% 2014	13,000	11,582
Kimco Realty Corp., Series C, 5.783% 2016	14,000	12,445
Kimco Realty Corp. 5.70% 2017	21,180	18,257
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	21,000	20,670
Berkshire Hathaway Finance Corp. 5.00% 2013[3]	20,000	19,969
Simon Property Group, LP 5.30% 2013	11,750	10,986
Simon Property Group, LP 5.75% 2015	2,500	2,366
Simon Property Group, LP 5.875% 2017	15,165	13,426
Simon Property Group, LP 6.125% 2018	15,160	13,452
American Express Bank 5.50% 2013	34,100	31,240
American Express Co. 6.15% 2017	10,000	8,523
ProLogis 5.50% 2012	15,000	14,395
ProLogis 5.625% 2015	13,030	11,408
ProLogis 6.625% 2018	15,500	13,335
New York Life Global Funding 3.875% 2009[3]	13,500	13,478
New York Life Global Funding 5.25% 2012[3]	25,000	25,409
Monumental Global Funding 5.50% 2013[3]	12,000	11,740
Monumental Global Funding III 2.991% 2014[3,4]	29,000	26,030
Hospitality Properties Trust 6.85% 2012	2,000	1,884
Hospitality Properties Trust 6.75% 2013	14,720	13,436
Hospitality Properties Trust 6.30% 2016	6,500	5,150
Hospitality Properties Trust 6.70% 2018	21,025	16,548
Merrill Lynch & Co., Inc. 6.875% 2018	41,000	36,336
Household Finance Corp. 6.75% 2011	5,000	5,029
Household Finance Corp. 6.375% 2012	13,000	12,522
HSBC Holdings PLC 6.50% 2037	17,200	14,671
Midland Bank 3.438% Eurodollar note (undated)[4]	4,000	2,220
Santander Issuances, SA Unipersonal 5.805% 2016[3,4]	20,000	19,202
Santander Perpetual, SA Unipersonal 6.671% (undated)[3,4]	15,400	14,379
ERP Operating LP 4.75% 2009	6,730	6,608
ERP Operating LP 5.375% 2016	25,000	21,236
ERP Operating LP 5.75% 2017	4,000	3,374
Lincoln National Corp. 5.65% 2012	10,250	10,086
Lincoln National Corp. 7.00% 2066[4]	27,583	21,063
HBOS PLC 6.75% 2018[3]	34,050	28,598
HBOS PLC 6.657% (undated)[3,4]	3,000	1,700
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	13,000	12,562
Allstate Corp., Series B, 6.125% 2067[4]	17,525	12,882
Allstate Corp., Series A, 6.50% 2067[4]	7,290	4,584
XL Capital Finance (Europe) PLC 6.50% 2012	3,015	2,897
Mangrove Bay Pass Through Trust 6.102% 2033[3,4]	57,885	26,509
Principal Life Insurance Co. 3.20% 2009	14,000	13,908
Principal Life Insurance Co. 5.30% 2013	15,500	15,467
Capital One Financial Corp. 3.097% 2009[4]	15,000	13,997
Capital One Financial Corp. 6.15% 2016	20,000	15,031
Fifth Third Bancorp 8.25% 2038	9,000	6,842
Fifth Third Capital Trust IV 6.50% 2067[4]	50,500	22,125
iStar Financial, Inc. 5.375% 2010	8,250	4,952
iStar Financial, Inc. 6.50% 2013	3,000	1,546
iStar Financial, Inc. 8.625% 2013	7,500	3,903
iStar Financial, Inc. 6.05% 2015	11,000	5,396
iStar Financial, Inc. 5.875% 2016	17,000	8,340
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[3,4]	25,000	23,897
Lazard Group LLC 7.125% 2015	25,500	22,162
PNC Funding Corp. 2.999% 2014[4]	15,000	13,654
PNC Funding Corp., Series II, 6.113% (undated)[3,4]	10,200	7,026
American Honda Finance Corp. 5.125% 2010[3]	20,500	20,255
Goldman Sachs Group, Inc. 6.15% 2018	24,000	19,990
ACE INA Holdings Inc. 5.875% 2014	20,000	19,662
Charles Schwab Corp., Series A, 6.375% 2017	10,000	8,860
Schwab Capital Trust I 7.50% 2037[4]	11,750	9,726
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	18,000	18,237
Wells Fargo & Co. 4.375% 2013	6,920	6,367
Wells Fargo Capital XV 9.75% (undated)[4]	11,000	10,680
Capmark Financial Group Inc. 5.875% 2012	31,650	15,788
Capmark Financial Group Inc. 6.30% 2017	1,300	511
ZFS Finance (USA) Trust V 6.50% 2067[3,4]	21,590	14,486
Assurant, Inc. 5.625% 2014	15,320	14,270
John Hancock Global Funding II, Series 2004-A, 3.50% 2009[3]	14,000	13,943
United Dominion Realty Trust, Inc. 6.50% 2009	7,375	7,413
United Dominion Realty Trust, Inc. 5.00% 2012	6,000	5,890
North Front Pass Through Trust 5.81% 2024[3,4]	10,000	9,301
Nationwide Mutual Insurance Co. 7.875% 2033[3]	3,425	3,388
Loews Corp. 6.00% 2035	14,000	12,674
Nationwide Financial Services, Inc. 6.75% 2067[4]	21,950	11,895
Catlin Insurance Ltd. 7.249% (undated)[3,4]	25,135	11,234
Resona Bank, Ltd. 5.85% (undated)[3,4]	15,000	11,048
Standard Chartered Bank 6.40% 2017[3]	10,800	10,000
Chubb Corp. 6.375% 2067[4]	12,440	9,501
Zions Bancorporation 5.50% 2015	412	235
Zions Bancorporation 6.00% 2015	15,000	9,076
Wachovia Bank NA 6.60% 2038	15,000	8,907
ING Groep NV 5.775% (undated)[4]	10,300	8,242
Federal Realty Investment Trust 4.50% 2011	8,500	8,208
SLM Corp., Series A, 4.50% 2010	5,500	4,182
SLM Corp., Series A, 8.45% 2018	5,000	3,405
Silicon Valley Bank 5.70% 2012	8,000	7,516
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[4]	12,975	6,305
City National Corp. 5.125% 2013	7,000	6,265
Credit Agricole SA 6.637% (undated)[3,4]	8,000	6,175
Sovereign Bancorp, Inc. 8.75% 2018	9,000	5,868
Ambac Financial Group, Inc. 6.15% 2087[4]	16,180	3,555
Bank of Nova Scotia 3.25% 2085[2,4]	4,000	2,495
Genworth Financial, Inc. 6.15% 2066[4]	5,000	2,192
Den Norske CreditBank 3.063% (undated)[4]	3,000	1,955
Downey Financial Corp. 6.50% 2014	15,390	1,838
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[2,4]	1,600	1,030
		1,961,126

CONSUMER DISCRETIONARY — 1.28%
Time Warner Inc. 3.034% 2009[4]	10,000	9,604
AOL Time Warner Inc. 6.875% 2012	49,750	49,365
Time Warner Inc. 5.875% 2016	14,210	12,508
AOL Time Warner Inc. 7.625% 2031	25,315	22,037
Time Warner Inc. 6.50% 2036	32,000	24,367
Comcast Corp. 5.45% 2010	25,000	25,103
Comcast Corp. 5.85% 2015	13,000	11,994
TCI Communications, Inc. 8.75% 2015	2,670	2,839
Comcast Corp. 6.45% 2037	16,500	13,346
Comcast Corp. 6.95% 2037	34,250	29,296
Comcast Corp. 6.40% 2038	13,425	10,770
Cox Communications, Inc. 4.625% 2010	25,000	24,640
Cox Communications, Inc. 7.75% 2010	15,000	15,563
Cox Communications, Inc. 5.45% 2014	15,500	14,461
Time Warner Cable Inc. 6.75% 2018	55,370	51,801
Macy’s Retail Holdings, Inc. 7.875% 2015	17,000	16,140
Federated Retail Holdings, Inc. 5.90% 2016	31,890	26,329
Federated Retail Holdings, Inc. 6.375% 2037	12,025	8,733
Viacom Inc. 5.75% 2011	47,000	45,687
Thomson Reuters Corp. 5.95% 2013	8,140	8,139
Thomson Reuters Corp. 6.50% 2018	35,505	34,016
News America Holdings Inc. 9.25% 2013	17,500	18,711
News America Inc. 5.30% 2014	8,750	8,328
News America Inc. 6.65% 2037	17,500	14,720
Toll Brothers, Inc. 4.95% 2014	35,000	30,117
Target Corp. 6.50% 2037	15,000	13,822
Target Corp. 7.00% 2038	10,000	9,437
DaimlerChrysler North America Holding Corp. 7.75% 2011	7,930	8,225
DaimlerChrysler North America Holding Corp. 6.50% 2013	14,155	13,828
Omnicom Group Inc. 5.90% 2016	20,000	19,730
Johnson Controls, Inc. 5.50% 2016	18,000	17,181
Seminole Tribe of Florida 5.798% 2013[3,5]	13,140	13,370
McGraw-Hill Companies, Inc. 5.375% 2012	11,000	11,060
ERAC USA Finance Co. 7.00% 2037[3]	15,000	10,590
J.C. Penney Corp., Inc. 5.75% 2018	10,400	8,752
Ryland Group, Inc. 5.375% 2012	2,750	2,255
		656,864

TELECOMMUNICATION SERVICES — 1.15%
SBC Communications Inc. 4.125% 2009	10,000	9,923
SBC Communications Inc. 6.25% 2011	15,000	15,168
AT&T Wireless Services, Inc. 7.875% 2011	12,170	12,819
AT&T Wireless Services, Inc. 8.125% 2012	5,230	5,583
AT&T Inc. 4.95% 2013	16,250	15,582
SBC Communications Inc. 5.10% 2014	15,000	14,047
SBC Communications Inc. 5.625% 2016	49,300	45,727
BellSouth Capital Funding Corp. 7.875% 2030	51,500	49,702
AT&T Corp. 8.00% 2031[4]	15,000	15,231
SBC Communications Inc. 6.45% 2034	40,000	34,420
AT&T Inc. 6.50% 2037	17,010	14,513
Verizon Global Funding Corp. 7.25% 2010	30,000	31,233
Verizon Communications Inc. 5.25% 2013	8,325	8,032
Verizon Communications Inc. 5.50% 2017	19,000	17,085
Verizon Communications Inc. 6.10% 2018	21,250	19,657
Verizon Global Funding Corp. 7.75% 2030	9,395	8,898
Verizon Communications Inc. 6.25% 2037	50,000	41,318
Verizon Communications Inc. 6.40% 2038	3,905	3,269
Verizon Communications Inc. 6.90% 2038	4,500	4,001
Nextel Communications, Inc., Series E, 6.875% 2013	54,913	37,364
Nextel Communications, Inc., Series D, 7.375% 2015	35,092	23,174
Sprint Capital Corp. 8.75% 2032	31,500	24,622
Telecom Italia Capital SA 5.25% 2015	38,425	32,030
Telecom Italia Capital SA 7.20% 2036	16,000	12,643
Telecom Italia Capital SA 7.721% 2038	31,500	26,175
British Telecommunications PLC 5.15% 2013	16,250	15,180
British Telecommunications PLC 5.95% 2018	10,945	9,723
Vodafone Group PLC 6.15% 2037	18,000	14,498
Deutsche Telekom International Finance BV 5.875% 2013	12,500	11,950
Singapore Telecommunications Ltd. 6.375% 2011[3]	10,000	10,320
Embarq Corp. 6.738% 2013	7,500	6,617
		590,504

INDUSTRIALS — 0.98%
General Electric Co. 5.00% 2013	20,000	18,438
General Electric Co. 5.25% 2017	24,250	21,257
General Electric Capital Corp., Series A, 3.072% 2018[4]	10,000	9,072
General Electric Capital Corp., Series A, 3.174% 2026[4]	40,000	34,171
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[5]	5,000	4,325
Continental Airlines, Inc., Series 1999-2, Class A-2, 7.056% 2011[5]	3,085	3,031
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[5]	300	288
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[5]	18,955	16,491
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[5]	9,634	8,189
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[5]	4,951	4,357
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[5]	12,181	10,354
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[5]	1,573	1,404
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[5]	8,602	7,226
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[5]	9,045	6,488
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[5]	14,805	13,036
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[5]	29,550	25,954
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[5]	19,152	16,279
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[3,5]	23,376	23,531
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[3,5]	16,336	15,996
Caterpillar Financial Services Corp., Series F, 6.20% 2013	35,000	35,036
Union Pacific Corp. 5.75% 2017	4,325	4,010
Union Pacific Corp. 5.70% 2018	29,150	27,197
Hutchison Whampoa International Ltd. 6.50% 2013[3]	31,500	30,740
CSX Corp. 5.75% 2013	7,670	7,321
CSX Corp. 6.25% 2015	5,990	5,714
CSX Corp. 6.15% 2037	17,645	13,715
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[5]	5,131	4,671
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[5]	5,040	4,791
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[5]	3,000	2,625
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[5]	13,650	12,569
Koninklijke Philips Electronics NV 5.75% 2018	23,500	22,606
John Deere Capital Corp., Series D, 3.75% 2009	12,000	11,957
John Deere Capital Corp., Series D, 4.125% 2010	10,000	9,920
Raytheon Co. 4.85% 2011	20,000	20,282
Norfolk Southern Corp. 5.75% 2018	15,500	14,967
Atlas Copco AB 5.60% 2017[3]	14,000	13,626
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[5]	238	236
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[5]	704	697
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[5]	14,453	11,162
Canadian National Railway Co. 4.95% 2014	6,000	5,815
BNSF Funding Trust I 6.613% 2055[4]	6,175	5,069
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[2,3,5]	1,323	1,348
		505,961

UTILITIES — 0.79%
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	65,500	65,087
National Rural Utilities Cooperative Finance Corp. 5.45% 2017	2,000	1,868
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	9,600	8,921
National Rural Utilities Cooperative Finance Corp. 8.00% 2032	8,000	8,508
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	18,000	16,753
MidAmerican Energy Holdings Co. 5.75% 2018	30,925	28,579
MidAmerican Energy Holdings Co. 6.125% 2036	9,750	8,225
MidAmerican Energy Holdings Co. 6.50% 2037	5,000	4,400
Exelon Corp. 4.45% 2010	20,000	19,819
Exelon Generation Co., LLC 6.95% 2011	10,395	10,533
Exelon Generation Co., LLC 6.20% 2017	5,215	4,591
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	9,500	9,425
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	20,000	17,707
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2005-A, 5.00% 2016	16,000	15,201
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2008-B, 5.50% 2018	12,000	11,471
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[3]	15,350	14,033
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[3]	14,000	11,069
E.ON International Finance BV 5.80% 2018[3]	24,450	23,410
PSEG Power LLC 3.75% 2009	14,700	14,682
Public Service Electric and Gas Co., Series E, 5.30% 2018	8,500	7,953
Veolia Environnement 5.25% 2013	16,500	16,241
Alabama Power Co., Series FF, 5.20% 2016	16,000	15,162
San Diego Gas & Electric Co., Series CCC, 5.30% 2015	15,000	14,592
Virginia Electric and Power Co., Series 2003-B, 4.50% 2010	3,500	3,477
Virginia Electric and Power Co., Series B, 5.95% 2017	10,000	9,533
Israel Electric Corp. Ltd. 7.25% 2019[3]	12,500	12,543
SP PowerAssets Ltd. 3.80% 2008[3]	11,500	11,500
Appalachian Power Co., Series M, 5.55% 2011	7,800	7,711
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	7,000	6,600
Kern River Funding Corp. 4.893% 2018[3,5]	5,194	5,054
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[3,5]	4,453	4,251
		408,899

ENERGY — 0.77%
TransCanada PipeLines Ltd. 6.50% 2018	15,000	14,574
TransCanada PipeLines Ltd. 6.35% 2067[4]	44,785	35,483
Kinder Morgan Energy Partners LP 6.00% 2017	41,610	37,778
Kinder Morgan Energy Partners LP 6.50% 2037	10,000	8,106
Gaz Capital SA 8.146% 2018[3]	7,000	6,160
Gaz Capital SA 6.51% 2022[3]	27,495	19,865
Gaz Capital SA, Series 9, 6.51% 2022	20,000	14,450
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[3,5]	3,321	3,327
Ras Laffan Liquefied Natural Gas II 5.298% 2020[3,5]	22,000	19,730
Ras Laffan Liquefied Natural Gas III 5.838% 2027[3,5]	20,000	17,290
Enbridge Energy Partners, LP, Series B, 6.50% 2018	12,250	11,324
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	11,222
Enbridge Energy Partners, LP 8.05% 2067[4]	17,520	14,880
Enterprise Products Operating LLC 6.30% 2017	13,000	12,144
Enterprise Products Operating LP 6.875% 2033	25,000	22,036
Rockies Express Pipeline LLC 6.85% 2018[3]	28,750	27,647
Williams Companies, Inc. 7.875% 2021	15,850	15,882
Williams Companies, Inc. 8.75% 2032	6,025	6,193
Canadian Natural Resources Ltd. 5.70% 2017	19,690	17,241
Husky Energy Inc. 6.80% 2037	18,375	15,243
Sunoco, Inc. 4.875% 2014	15,000	14,210
XTO Energy Inc. 6.25% 2017	14,500	13,705
Devon Financing Corp. ULC 7.875% 2031	9,305	9,474
Enbridge Inc. 5.60% 2017	10,000	9,266
Marathon Oil Corp. 6.00% 2017	6,000	5,399
Marathon Oil Corp. 6.60% 2037	4,500	3,804
Polar Tankers, Inc. 5.951% 2037[3,5]	6,685	5,994
Petroleum Export Ltd., Class A-2, XLCA insured, 4.633% 2010[3,5]	4,472	4,437
		396,864

HEALTH CARE — 0.62%
Cardinal Health, Inc. 3.053% 2009[4]	23,000	22,619
Cardinal Health, Inc. 4.00% 2015	50,000	43,132
Cardinal Health, Inc. 5.80% 2016	27,500	25,730
Cardinal Health, Inc. 5.85% 2017	3,575	3,309
UnitedHealth Group 6.00% 2017	22,170	20,382
UnitedHealth Group Inc. 6.00% 2018	35,000	31,716
GlaxoSmithKline Capital Inc. 4.85% 2013	33,700	33,118
GlaxoSmithKline Capital Inc. 6.375% 2038	16,500	15,540
AstraZeneca PLC 5.40% 2012	15,250	15,335
AstraZeneca PLC 5.90% 2017	25,000	24,658
Hospira, Inc. 4.242% 2010[4]	10,000	9,715
Hospira, Inc. 5.55% 2012	14,120	14,123
Hospira, Inc. 6.05% 2017	6,700	6,398
Coventry Health Care, Inc. 6.30% 2014	16,500	15,149
Biogen Idec Inc. 6.00% 2013	13,500	13,343
Humana Inc. 6.45% 2016	14,200	13,045
Abbott Laboratories 5.60% 2017	9,670	9,390
Aetna Inc. 5.75% 2011	3,500	3,559
		320,261

INFORMATION TECHNOLOGY — 0.33%
Hewlett-Packard Co. 4.50% 2013	20,000	19,236
Electronic Data Systems Corp., Series B, 6.00% 2013[4]	46,500	47,460
Electronic Data Systems Corp. 7.45% 2029	16,594	17,085
KLA-Tencor Corp. 6.90% 2018	39,750	37,022
Oracle Corp. 5.75% 2018	15,500	14,418
Oracle Corp. 6.50% 2038	15,000	13,679
Cisco Systems, Inc. 5.25% 2011	13,000	13,278
Western Union Co. 5.93% 2016	10,000	9,005
		171,183

MATERIALS — 0.31%
ArcelorMittal 5.375% 2013[3]	27,750	26,717
ArcelorMittal 6.125% 2018[3]	29,425	27,061
Rio Tinto Finance (USA) Ltd. 5.875% 2013	28,500	27,968
International Paper Co. 7.40% 2014	23,250	23,312
C8 Capital (SPV) Ltd. 6.64% (undated)[3,4]	18,775	17,604
Rohm and Haas Co. 6.00% 2017	17,445	16,238
Stora Enso Oyj 7.25% 2036[3]	20,800	15,066
SCA Coordination Center NV 4.50% 2015[3]	6,750	5,917
		159,883

CONSUMER STAPLES — 0.09%
CVS Corp. 6.036% 2028[3,5]	7,520	6,769
CVS Caremark Corp. 6.943% 2030[3,5]	12,834	12,186
Kroger Co. 6.40% 2017	15,150	14,551
Kraft Foods Inc. 6.875% 2038	13,000	12,004
		45,510

Total corporate bonds & notes		5,217,055

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 7.60%
U.S. Treasury 4.75% 2008	20,000	20,095
U.S. Treasury 3.625% 2009	90,000	91,282
U.S. Treasury 0.875% 2010[2,6]	23,218	22,795
U.S. Treasury 4.625% 2011	248,000	264,690
U.S. Treasury 5.00% 2011	25,000	26,742
U.S. Treasury 4.25% 2012	376,600	399,151
U.S. Treasury 4.875% 2012	85,000	91,786
U.S. Treasury 3.625% 2013	20,000	20,639
U.S. Treasury 4.25% 2013	867,835	921,806
U.S. Treasury 9.25% 2016	30,000	41,082
U.S. Treasury 4.50% 2017	259,250	273,094
U.S. Treasury 4.625% 2017	16,795	17,873
U.S. Treasury 8.875% 2017	35,000	47,912
U.S. Treasury 7.875% 2021	51,000	68,543
U.S. Treasury 6.25% 2023	88,500	106,278
U.S. Treasury 2.375% 2025[2,6]	58,337	56,135
U.S. Treasury 6.875% 2025	104,750	135,202
U.S. Treasury 6.00% 2026	42,000	49,865
U.S. Treasury 5.50% 2028	140,000	159,436
U.S. Treasury 5.25% 2029	15,000	16,640
U.S. Treasury 4.50% 2036	171,365	175,848
Fannie Mae 3.00% 2010	114,150	114,027
Fannie Mae 6.25% 2011	28,375	29,779
Fannie Mae 5.25% 2012	105,000	105,231
Fannie Mae 5.25% 2016	70,000	72,736
Fannie Mae 6.25% 2029	75,000	86,347
Federal Home Loan Bank 5.125% 2013	134,000	139,478
Federal Home Loan Bank 5.625% 2016	144,800	139,781
Freddie Mac 5.25% 2011	101,000	105,915
Freddie Mac 5.00% 2018	20,000	18,711
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	40,000	41,439
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	7,000	7,264
CoBank ACB 7.875% 2018[3]	20,000	19,292
CoBank ACB 3.419% 2022[3,4]	23,425	17,304
United States Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp.,
Series 2000-044-A, 3.74% 2015[5]	7,143	7,327
		3,911,525

ASSET-BACKED OBLIGATIONS[5] — 1.96%
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	13,408	13,229
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	47,500	46,825
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[3]	18,750	17,552
World Omni Auto Receivables Trust, Series 2006-B, Class A-4, 5.12% 2012	62,000	61,824
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	20,880	18,795
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	20,000	19,309
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014[2]	14,225	8,535
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	15,000	13,987
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	8,000	7,421
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3]	49,500	45,207
CPS Auto Receivables Trust, Series 2003-D, Class A-2, FSA insured, 3.56% 2010[3]	1,183	1,155
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[3]	1,958	1,858
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[3]	13,466	13,228
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[3]	9,000	8,477
CPS Auto Receivables Trust, Series 2007-A, Class A-4, MBIA insured, 5.05% 2013[3]	9,000	7,282
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[3]	12,399	11,179
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-5, FGIC insured, 5.25% 2034	10,000	5,679
New Century Home Equity Loan Trust, Series 2004-A, Class A-II-6, FGIC insured, 5.503% 2034[4]	34,977	20,401
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 3.367% 2036[4]	19,000	15,187
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	36,750	34,769
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[3]	36,230	32,629
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	25,000	20,000
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.538% 2015[3,4]	15,000	11,433
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	31,050	31,134
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[2,3]	29,550	25,118
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	25,750	25,066
USAA Auto Owner Trust, Series 2007-1, Class A-4, 5.55% 2013	24,000	23,434
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	6,216	5,508
Residential Asset Securities Corp. Trust, Series 2004-KS9, Class A-I-4, FGIC insured, 4.61% 2032	9,065	8,007
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.807% 2033[4]	140	122
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	7,321	6,329
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	3,364	3,356
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	16,076	15,710
American Express Credit Account Master Trust, Series 2005-5, Class A, 2.528% 2013[4]	19,500	18,918
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	19,125	18,856
Ameriquest Mortgage Securities Inc., Series 2004-R4, Class M-1, 3.757% 2034[4]	21,811	18,367
Long Beach Acceptance Auto Receivables Trust, Series 2004-C, Class A-4, FSA insured, 3.777% 2011	7,226	6,928
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	10,966	10,668
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	17,000	17,112
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	17,000	16,248
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	17,000	15,842
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[3]	19,235	15,388
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 3.357% 2036[2,4]	20,000	8,600
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 3.357% 2036[4]	10,000	6,425
Honda Auto Receivables Owner Trust, Series 2005-4, Class A-4, 4.60% 2010	14,952	14,924
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	14,917	14,859
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	15,220	14,804
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[4]	15,082	14,455
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF-2, 5.721% 2037[4]	18,000	13,929
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[4]	7,218	6,847
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	8,290	7,007
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-4, FGIC insured, 2.538% 2014[4]	15,000	12,923
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	14,250	12,825
Chase Credit Card Owner Trust, Series 2003-4, Class B, 3.138% 2016[4]	14,000	12,625
CWABS Asset-backed Certificates Trust, Series 2007-10, Class 2-A-2, 3.327% 2047[4]	15,000	11,955
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	12,500	11,266
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	12,000	11,233
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 3.707% 2034[4]	13,871	10,845
Morgan Stanley ABS Capital I Inc., Series 2004-NC3, Class M-1, 4.002% 2034[4]	14,117	10,455
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 2.797% 2019[2,3,4]	12,088	10,063
Structured Asset Securities Corp., Series 2007-BC3, Class 2-A2, 3.347% 2047[4]	10,800	9,078
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 3.307% 2037[4]	10,000	9,046
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[3]	9,946	8,029
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[3,4]	7,094	6,926
World Financial Network Credit Card Master Note Trust, Series 2004-A, Class B, 2.988% 2013[4]	7,000	6,871
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	6,478	6,468
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[4]	13,000	6,170
Home Equity Asset Trust, Series 2004-2, Class M-1, 4.002% 2034[4]	7,984	6,061
CWHEQ Home Equity Loan Trust, Series 2006-S4, Class A-6, AMBAC insured, 5.834% 2034[4]	9,999	5,152
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[3]	4,712	4,494
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[4]	5,125	4,334
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.638% 2037[4]	11,598	4,220
CWABS, Inc., Series 2004-BC1, Class M-1, 3.707% 2034[4]	5,581	4,121
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[4]	3,000	2,160
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 4.007% 2034[4]	1,636	1,208
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 4.107% 2034[4]	1,596	834
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A-3, 5.70% 2023	1,070	1,061
		1,010,345

MUNICIPALS — 0.03%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	16,556	14,943
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,185	2,136
		17,079

Total bonds & notes (cost: $16,832,717,000)		15,587,499

Short-term securities — 5.68%

U.S. Treasury Bills 1.25%–1.94% due 10/23/2008–3/19/2009	366,200	365,109
Federal Home Loan Bank 2.11%–3.10% due 10/3/2008–1/5/2009	360,800	359,855
Procter & Gamble International Funding S.C.A. 2.08%–2.23% due 10/3–11/25/2008[3]	263,238	262,331
Pfizer Inc 2.00%–2.28% due 10/6/2008–1/7/2009[3]	204,700	203,843
Hewlett-Packard Co. 2.17%–2.20% due 10/6–10/17/2008[3]	187,500	187,378
JPMorgan Chase & Co. 2.50%–2.52% due 10/2–11/3/2008	137,100	136,924
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[3]	40,700	40,694
AT&T Inc. 2.14%–2.22% due 10/21–12/2/2008[3]	147,455	147,049
Johnson & Johnson 2.03%–2.05% due 10/27–11/13/2008[3]	111,100	110,810
Medtronic Inc. 2.07%–2.08% due 10/23–11/20/2008[3]	107,500	107,197
Bank of America Corp. 2.615% due 10/1/2008	100,000	99,993
Merck & Co. Inc. 2.06%–2.10% due 10/31–11/13/2008	93,400	93,125
Walt Disney Co. 2.00%–2.02% due 10/9–11/6/2008	84,000	83,904
United Parcel Service Inc. 2.00%–2.04% due 10/3–12/5/2008[3]	74,100	73,808
IBM International Group Capital LLC 2.09%–2.14% due 10/8–10/9/2008[3]	71,300	71,264
Wells Fargo & Co. 2.57% due 10/16/2008	69,500	69,421
Honeywell International Inc. 2.04%–2.12% due 10/17–11/19/2008[3]	68,000	67,750
Private Export Funding Corp. 2.20%–2.27% due 10/30–12/8/2008[3]	64,300	63,947
Freddie Mac 2.13% due 11/18/2008	50,000	49,939
Caterpillar Financial Services Corp. 2.10% due 10/27/2008	50,000	49,921
Eaton Corp. 2.30%–2.50% due 11/3/2008–1/5/2009[3]	50,000	49,667
John Deere Capital Corp. 2.50% due 10/31/2008[3]	47,700	47,597
Coca-Cola Co. 2.12%–2.15% due 11/21/2008–1/16/2009[3]	37,500	37,284
Wal-Mart Stores Inc. 2.00% due 10/6/2008[3]	29,700	29,690
3M Co. 2.00% due 10/30/2008[3]	26,600	26,556
Estée Lauder Companies Inc. 2.10% due 10/14/2008[3]	25,000	24,980
NetJets Inc. 2.10% due 10/21/2008[3]	25,000	24,969
Chevron Corp. 2.40% due 11/7/2008	18,500	18,453
Becton, Dickinson and Co. 2.08% due 10/1/2008	12,800	12,799
CAFCO, LLC 2.70% due 10/15/2008[3]	9,800	9,788

Total short-term securities (cost: $2,926,473,000)		2,926,045

Total investment securities (cost: $51,577,308,000)		51,449,475
Other assets less liabilities		51,918

Net assets		$51,501,393

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $1,282,890,000, which represented 2.49% of the net assets of the fund.

[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,825,558,000, which represented 7.43% of the net assets of the fund.

[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviation

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2008
(dollars in thousands):

Investment securities

Level 1 — Quoted prices	$31,680,703
Level 2 — Other significant observable inputs	19,768,772	*
Level 3 — Significant unobservable inputs	—
Total	$51,449,475

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the nine months ended September 30, 2008 (dollars in thousands):

Beginning value at 1/1/2008	$190,135
Net sales	(5,138)
Net realized loss	(2,012)
Net unrealized depreciation	(8,160)
Net transfers out of Level 3	(174,825)
Ending value at 9/30/2008	$0

*Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,811,373
Gross unrealized depreciation on investment securities	(4,949,211)
Net unrealized depreciation on investment securities	(137,838)
Cost of investment securities for federal income tax purposes	51,587,313

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-911-1108O-S15842

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND, INC.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert G. O'Donnell
Robert G. O'Donnell, Vice Chairman and Principal Executive Officer

Date: November 28, 2008

By /s/ Jennifer M. Buchheim
Jennifer M. Buchheim, Treasurer and Principal Financial Officer

Date: November 28, 2008